As filed with the Securities and Exchange Commission on September 18, 2014

File No. 33-8982

ICA No. 811-4852

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 119	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 120

The Victory Portfolios

(Exact name of Registrant as Specified in Trust Instrument)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer The Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 250 W. 55th Street New York, New York 10019

Approximate Date of Proposed Public Offering:  As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)	☒ on October 10, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 119 to the Registration Statement on Form N-1A for The Victory Portfolios is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended, solely for the purpose of delaying, until October 10, 2014, the effectiveness of Post-Effective Amendment No. 117 (“PEA No. 117”), which was filed with the Securities and Exchange Commission (the “Commission”) via EDGAR on June 17, 2014, accession number 0001104659-14-046546.  In accordance with Rule 485(d)(2), this Post-Effective Amendment No. 119 also extends the effective date of Post-Effective Amendment No. 118, which was filed with the Commission on August 29, 2014, accession number 0001104659-14-063986, pursuant to Rule 485(b)(1)(iii).   Since no other changes are intended to be made on either PEA No. 117 by means of this filing, Parts A, B and C of PEA No. 117 are incorporated herein by reference.

PART A — PROSPECTUS

The Prospectuses for Integrity Micro-Cap Equity Fund, Integrity Mid-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Munder Emerging Markets Small-Cap Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Mid-Cap Core Growth Fund and Munder Total Return Bond Fund are incorporated by reference to Part A of PEA No.117.

PART B — STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Integrity Micro-Cap Equity Fund, Integrity Mid-Cap Value Fund, Integrity Small/Mid-Cap Value Fund, Integrity Small-Cap Value Fund, Munder Emerging Markets Small-Cap Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Mid-Cap Core Growth Fund and Munder Total Return Bond Fund are incorporated by reference to Part B of PEA No.117.

PAR C — OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No.117.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 18th day of September, 2014.

THE VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of September, 2014.

/s/ Michael D. Policarpo, II	President
Michael D. Policarpo, II

/s/ Christopher E. Sabato	Treasurer
Christopher E. Sabato

*	Chairman of the Board and Trustee
Leigh A. Wilson

*	Trustee
David Brooks Adcock

*	Trustee
Nigel D. T. Andrews

*	Trustee
E. Lee Beard

*	Trustee
David C. Brown

*	Trustee
Sally M. Dungan

*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact